JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend Income Fund

JPMorgan SmartRetirement® Blend 2020 Fund

JPMorgan SmartRetirement® Blend 2025 Fund

JPMorgan SmartRetirement® Blend 2030 Fund

JPMorgan SmartRetirement® Blend 2035 Fund

JPMorgan SmartRetirement® Blend 2040 Fund

JPMorgan SmartRetirement® Blend 2045 Fund

JPMorgan SmartRetirement® Blend 2050 Fund

JPMorgan SmartRetirement® Blend 2055 Fund

JPMorgan SmartRetirement® Blend 2060 Fund

(All Share Classes)

(each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 27, 2021 to the Prospectuses and Summary

Prospectuses dated November 1, 2020, as supplemented

Effective June 1, 2021, the tables reflecting each Fund’s strategic target allocations are replaced for each Fund as noted below.

JPMorgan SmartRetirement Blend Income Fund

The Strategic Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section in the Fund’s summary prospectuses and prospectuses are hereby deleted in its entirety and replaced with the following:

Strategic Target Allocations[1]

Fixed Income	62.50%
U.S. Fixed Income Funds	41.25%
Inflation Managed Funds	7.50%
High Yield Fixed Income Funds	10.00%
Emerging Markets Debt Funds	3.75%

Equity	32.50%
U.S. Large Cap Equity Funds	14.25%
U.S. Small/Mid Cap Equity Funds	3.30%
REIT Funds	1.95%
International Equity Funds	9.75%
Emerging Markets Equity Funds	3.25%

Money Market/Cash and Cash Equivalents	5.00%
Money Market/Cash and Cash Equivalents	5.00%

Commodities	0.00%
Commodities Funds	0.00%

Note:	Above allocations may not sum up to 100% due to rounding.

1

As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its strategic target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time.

SUP-SRB-521

JPMorgan SmartRetirement Blend 2020 Fund, JPMorgan SmartRetirement Blend 2025 Fund, JPMorgan SmartRetirement Blend 2030 Fund, JPMorgan SmartRetirement Blend 2035 Fund, JPMorgan SmartRetirement Blend 2040 Fund, JPMorgan SmartRetirement Blend 2045 Fund, JPMorgan SmartRetirement Blend 2050 Fund, JPMorgan SmartRetirement Blend 2055 Fund and JPMorgan SmartRetirement Blend 2060 Fund

The Strategic Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses (other than the JPMorgan SmartRetirement Income Fund) is hereby deleted in its entirety and replaced with the following:

Strategic Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	–5	–10

Equity	91.00%	91.00%	91.00%	91.00%	82.00%	73.00%	61.00%	48.50%	32.50%	32.50%	32.50%
U.S. Large Cap Equity Funds	39.95%	39.95%	39.95%	39.95%	35.95%	32.10%	26.80%	21.30%	14.25%	14.25%	14.25%
U.S. Small/Mid Cap Equity Funds	9.20%	9.20%	9.20%	9.20%	8.30%	7.35%	6.15%	4.90%	3.30%	3.30%	3.30%
REIT Funds	5.45%	5.45%	5.45%	5.45%	4.95%	4.35%	3.65%	2.90%	1.95%	1.95%	1.95%
International Equity Funds	27.30%	27.30%	27.30%	27.30%	24.60%	21.90%	18.30%	14.55%	9.75%	9.75%	9.75%
Emerging Markets Equity Funds	9.10%	9.10%	9.10%	9.10%	8.20%	7.30%	6.10%	4.85%	3.25%	3.25%	3.25%

Commodities	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Commodities Funds	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Fixed Income	9.00%	9.00%	9.00%	9.00%	18.00%	27.00%	39.00%	51.50%	62.50%	62.50%	62.50%
U.S. Fixed Income Funds	6.10%	6.10%	6.10%	6.10%	13.70%	21.60%	31.20%	38.15%	41.25%	41.25%	41.25%
Inflation Managed Funds	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.00%	7.50%	7.50%	7.50%
High Yield Fixed Income Funds	1.95%	1.95%	1.95%	1.95%	2.80%	3.40%	5.00%	7.15%	10.00%	10.00%	10.00%
Emerging Markets Debt Funds	0.95%	0.95%	0.95%	0.95%	1.50%	2.00%	2.80%	3.20%	3.75%	3.75%	3.75%

Money Market Funds/Cash and Cash Equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%
Money Market Funds/Cash and Cash Equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%

Note: Above allocations may not sum up to 100% due to rounding.

1

As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its strategic target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time.

All Funds

For all Funds, the Strategic Target Allocations table and corresponding footnote in the “More About the Funds – Strategic Target Allocations” section in each Fund’s prospectuses is hereby deleted in its entirety and replaced with the following:

Strategic Target Allocations[1]
Allocation Ranges (%)	Income Fund Target	2020 Fund Target	2025 Fund Target	2030 Fund Target	2035 Fund Target	2040 Fund Target	2045 Fund Target	2050 Fund Target	2055 Fund Target	2060 Fund Target

Equity	32.50%	32.50%	48.50%	61.00%	73.00%	82.00%	91.00%	91.00%	91.00%	91.00%
U.S. Large Cap Equity Funds	14.25%	14.25%	21.30%	26.80%	32.10%	35.95%	39.95%	39.95%	39.95%	39.95%
U.S. Small/Mid Cap Equity Funds	3.30%	3.30%	4.90%	6.15%	7.35%	8.30%	9.20%	9.20%	9.20%	9.20%
REIT Funds	1.95%	1.95%	2.90%	3.65%	4.35%	4.95%	5.45%	5.45%	5.45%	5.45%
International Equity Funds	9.75%	9.75%	14.55%	18.30%	21.90%	24.60%	27.30%	27.30%	27.30%	27.30%
Emerging Markets Equity Funds	3.25%	3.25%	4.85%	6.10%	7.30%	8.20%	9.10%	9.10%	9.10%	9.10%

Commodities	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Commodities Funds	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Fixed Income	62.50%	62.50%	51.50%	39.00%	27.00%	18.00%	9.00%	9.00%	9.00%	9.00%
U.S. Fixed Income Funds	41.25%	41.25%	38.15%	31.20%	21.60%	13.70%	6.10%	6.10%	6.10%	6.10%
Inflation Managed Funds	7.50%	7.50%	3.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
High Yield Fixed Income Funds	10.00%	10.00%	7.15%	5.00%	3.40%	2.80%	1.95%	1.95%	1.95%	1.95%
Emerging Markets Debt Funds	3.75%	3.75%	3.20%	2.80%	2.00%	1.50%	0.95%	0.95%	0.95%	0.95%

Money Market Funds/Cash and Cash Equivalents	5.00%	5.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Money Market Funds/Cash and Cash Equivalents	5.00%	5.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Note: Information is as of 2/1/21. Actual strategic target allocations may differ by +/- 5% as noted above and, in addition, as a result of a Fund moving along its glide path. Above allocations may not sum up to 100% due to rounding.

1

As of the date of this prospectus, each Fund utilizes both underlying funds and direct investments to implement its strategic target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE